Employee Benefit Plans and Postretirement Benefits (Tables)	6 Months Ended
Jun. 30, 2014
Postemployment Benefits [Abstract]
Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and six months ended June 30, 2014 and 2013 (in millions):

	Pension		Healthcare		Other
	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,
	2014	2013	2014	2013	2014	2013
Service cost	$6	$7	$2	$2	$5	$4
Interest cost	34	32	13	12	1	3
Expected return on assets	(38)	(41)	(3)	(2)	—	—
Amortization of:
Prior service credit	—	—	(3)	(3)	1	—
Actuarial loss (gain)	17	19	2	6	—	(1)

Net periodic benefit cost	$19	$17	$11	$15	$7	$6

	Pension		Healthcare		Other
	Six Months Ended June 30,		Six Months Ended June 30,		Three Months Ended June 30,
	2014	2013	2014	2013	2014	2013
Service cost	$13	$14	$4	$4	$9	$8
Interest cost	68	63	26	23	5	6
Expected return on assets	(76)	(82)	(4)	(3)	—	—
Amortization of:
Prior service credit	—	—	(6)	(6)	1	—
Actuarial loss (gain)	33	39	3	11	—	(2)

Net periodic benefit cost	$38	$34	$23	$29	$15	$12